Events after the balance sheet date (Details) - Feb. 11, 2026 $ in Millions, ₮ in Billions	MNT (₮)	USD ($)
Changes in tax rates or tax laws enacted or announced | Oyu Tolgoi LLC
Disclosure of non-adjusting events after reporting period [line items]
Tax assessment	₮ 1,600.0	$ 440